Accrued Expenses And Other Liabilities - Summary of Other Non-current Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Uncertain tax position	¥ 159,908	$ 22,523	¥ 161,668
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Operating lease liabilities non-current portion	¥ 17,699	$ 2,493	¥ 27,090
Others	12,336	1,737	11,578
Total	¥ 189,943	$ 26,753	¥ 200,336